1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details
Common stock issuable upon conversion of convertible debentures	$ 2,091,000	$ 2,691,000
Options to purchase common stock	5,495,000	2,050,000
Warrants to purchase common stock	8,900,834	9,324,000
Totals	$ 16,486,834	$ 13,975,000